Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2018	Dec. 31, 2017
Investments
Debt securities, available for sale, at fair value		$ 9,368	$ 10,667
Receivable for securities sold		7	0
Total investments		9,375	10,667
Cash and cash equivalents		20,301	18,440
Accrued investment income		48	113
Reinsurance recoverable from affiliate		23,979	23,973
Assets on deposit		3,086,235	2,453,033
Premiums receivable, net		12	12
Net deferred tax asset		269	74
Receivable from affiliate		6,212	8,492
Other assets and receivables		2,016	137
Federal income taxes recoverable from affiliate		3,040	2,471
Separate Account Assets		103,929	69,005
Total assets		3,255,416	2,586,417
Liabilities
Claim and policy benefit reserves - life and health		25,353	23,052
Policyholder account balances		3,090,117	2,456,634
Payables to affiliates		2,455	2,771
Accounts payable and other liabilities		14,921	16,257
Separate account liabilities		103,929	69,005
Total liabilities		3,236,775	2,567,719
Commitments and contingencies	[1]
Stockholder's equity
Common stock		5,000	5,000
Additional paid in capital		10,500	10,500
Accumulated Other Comprehensive Income (Loss), net of tax		(578)	11
Retained earnings (deficit)		3,719	3,187
Total stockholder's equity		18,641	18,698
Total liabilities and stockholder's equity		$ 3,255,416	$ 2,586,417

[1]	See Note 10.